Performance Management	Mar. 28, 2025
Lyrical U.S. Value Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE SUMMARY
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the U.S. Fund by showing changes in the U.S. Fund’s performance from year to year and by showing how the Institutional Class shares of the U.S. Fund’s average annual total returns for one year, five years, and ten years compare with those of a broad-based securities market index. How the U.S. Fund has performed in the past (before and after taxes) is not necessarily an indication of how the U.S. Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-888-884-8099 or by visiting the U.S. Fund’s website at www.lyricalvaluefunds.com.

Performance Past Does Not Indicate Future [Text]	How the U.S. Fund has performed in the past (before and after taxes) is not necessarily an indication of how the U.S. Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the U.S. Fund by showing changes in the U.S. Fund’s performance from year to year and by showing how the Institutional Class shares of the U.S. Fund’s average annual total returns for one year, five years, and ten years compare with those of a broad-based securities market index.
Bar Chart [Heading]	Institutional Class Shares – Annual Total Return Years Ended December 31*
Bar Chart [Table]

Bar Chart Footnotes [Text Block]
*	The U.S. Fund’s year-to-date return through December 31, 2024 is 13.00%.

Bar Chart Closing [Text Block]	Quarterly Returns During This Time Period
Highest:	28.09%	(quarter ended June 30, 2020)
Lowest:	(38.86%)	(quarter ended March 31, 2020)

Year to Date Return, Label [Optional Text]	The U.S. Fund’s year-to-date
Bar Chart, Year to Date Return	13.00%
Bar Chart, Year to Date Return, Date	Dec. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Highest:
Highest Quarterly Return	28.09%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest:
Lowest Quarterly Return	(38.86%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).
Performance [Table]
	One Year	Five Years	Ten Years
Institutional Class
Return Before Taxes	13.00%	10.97%	8.05%
Return After Taxes on Distributions	12.92%	10.62%	7.28%
Return After Taxes on Distributions and Sale of Fund Shares	7.76%	8.66%	6.31%
Investor Class
Return Before Taxes	12.73%	10.70%	7.75%
A Class			Since Inception (July 5, 2022)
Return before Taxes	12.72%		17.45%
C Class			Since Inception (July 5, 2022)
Return before Taxes	11.89%		16.59%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%

Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown for only one class of U.S. Fund shares and the after-tax returns for the other class of U.S. Fund shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”). The after-tax returns are shown for only one class of U.S. Fund shares and the after-tax returns for the other class of U.S. Fund shares will vary.

Performance Availability Website Address [Text]	www.lyricalvaluefunds.com
Performance Availability Phone [Text]	1-888-884-8099
Lyrical International Value Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE SUMMARY
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the International Fund by showing changes in the International Fund’s performance from year to year and by showing how the Institutional Class shares of the International Fund’s average annual total returns for one year and since inception compare with those of a broad-based securities market index. How the International Fund has performed in the past (before and after taxes) is not necessarily an indication of how the International Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-888-884-8099 or by visiting the International Fund’s website at www.lyricalvaluefunds.com.

Performance Past Does Not Indicate Future [Text]	How the International Fund has performed in the past (before and after taxes) is not necessarily an indication of how the International Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the International Fund by showing changes in the International Fund’s performance from year to year and by showing how the Institutional Class shares of the International Fund’s average annual total returns for one year and since inception compare with those of a broad-based securities market index.
Bar Chart [Heading]	Institutional Class Shares – Annual Total Return Years Ended December 31*
Bar Chart [Table]

Bar Chart Footnotes [Text Block]
*	The International Fund’s year-to-date return through December 31, 2024 is (2.27%).

Bar Chart Closing [Text Block]	Quarterly Returns During This Time Period
Highest:	20.04%	(quarter ended December 31, 2022)
Lowest:	(14.30%)	(quarter ended June 30, 2022)

Year to Date Return, Label [Optional Text]	The International Fund’s year-to-date
Bar Chart, Year to Date Return	(2.27%)
Bar Chart, Year to Date Return, Date	Dec. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	20.04%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(14.30%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).
Performance [Table]
	One Year	Since Inception (March 2, 2020)
Institutional Class
Return Before Taxes	(2.27%)	5.33%
Return After Taxes on Distributions	(2.88%)	4.67%
Return After Taxes on Distributions and Sale of Fund Shares	(0.61%)	4.20%
Investor Class		Since Inception (July 4, 2022)
Return Before Taxes	(2.51%)	5.09%
A Class		Since Inception (July 5 2022)
Return Before Taxes	(2.44%)	8.56%
C Class		Since Inception (July 5, 2022)
Return Before Taxes	(3.21%)	7.73%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	3.82%	7.19%

Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown for only one class of International Fund shares and the after-tax returns for the other class of International Fund shares will vary
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”). The after-tax returns are shown for only one class of International Fund shares and the after-tax returns for the other class of International Fund shares will vary

Performance Availability Website Address [Text]	www.lyricalvaluefunds.com
Performance Availability Phone [Text]	1-888-884-8099
Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE SUMMARY
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Systematic Opportunities Fund by showing changes in the Systematic Opportunities Fund’s performance from year to year and by showing how the Systematic Opportunities Fund’s average annual total returns for the one year, 5 years and since inception periods compare with those of a broad-based securities market index and a secondary index. How the Systematic Opportunities Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Systematic Opportunities Fund will perform in the future. The Systematic Opportunities Fund changed its investment objective and principal investment strategies on March 30, 2023. Prior to March 30, 2023 the Fund was known as the Q3 All-Season Sector Rotation Fund and the performance prior to March 30, 2023 reflects the Systematic Opportunities Fund’s prior investment objective and principal investment strategies. The Systematic Opportunities Fund further changed its principal investment strategies again on October 11, 2024. The performance of the Systematic Opportunities Fund may have differed if the Systematic Opportunities Fund had instead pursued its current investment objective and principal investment strategies. The following bar chart shows the performance of the Systematic Opportunities Fund’s Institutional Class Shares. The returns for the Systematic Opportunities Fund’s C Class Shares will be lower than the Institutional Class Shares’ returns shown in the bar chart because the expenses of the Fund’s C Class Shares classes are higher. Updated performance information, current through the most recent month end, will be available by calling 1-855-784-2399 or by visiting http://www.q3allseasonfunds.com/funds/.

Performance Past Does Not Indicate Future [Text]	How the Systematic Opportunities Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Systematic Opportunities Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Systematic Opportunities Fund by showing changes in the Systematic Opportunities Fund’s performance from year to year and by showing how the Systematic Opportunities Fund’s average annual total returns for the one year, 5 years and since inception periods compare with those of a broad-based securities market index and a secondary index.
Bar Chart [Heading]	Institutional Class Shares – Annual Total Return Year/Period Ended December 31 Calendar Year Returns*
Bar Chart [Table]

Bar Chart Footnotes [Text Block]
*	The Systematic Opportunities Fund’s year-to-date return through December 31, 2024 was 8.36%.

Bar Chart Closing [Text Block]	Quarterly Returns During This Time Period
Highest	10.89%	(quarter ended December 31, 2020)
Lowest	(16.60%)	(quarter ended March 31, 2020)

Year to Date Return, Label [Optional Text]	The Systematic Opportunities Fund’s year-to-date
Bar Chart, Year to Date Return	8.36%
Bar Chart, Year to Date Return, Date	Dec. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	10.89%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(16.60%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).
Performance [Table]
Average Annual Total Returns for Periods Ended December 31, 2024	One Year	5 Year	Since Inception (December 30, 2019)
Institutional Class
Return Before Taxes	8.36%	3.28%	3.28%
Return After Taxes on Distributions	5.81%	1.59%	1.59%
Return After Taxes on Distributions and Sale of Fund Shares	4.94%	1.82%	1.82%
C Class
Return Before Taxes	-	-	4.22%
Bloomberg U.S. Aggregate Bond Index*	1.25%	(0.33%)	(0.34%)
Dow Jones Moderate Portfolio Index (reflects no deduction for fees, expenses or taxes)	8.55%	5.02%	5.04%

*	Prior to June 13, 2024, the Dow Jones Moderate Portfolio Index was used as the Fund’s primary benchmark. In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, effective June 13, 2024, the Bloomberg U.S. Aggregate Bond Index has replaced the Down Jones Moderate Portfolio Index as the Fund’s primary index. A Fund’s secondary and/or tertiary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that the Fund’s investment adviser believes is representative of the Fund’s investment universe. The Dow Jones Moderate Portfolio Index is now the Fund’s secondary index.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for the Institutional Class shares only and after-tax returns for the C Class shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”). After-tax returns are shown for the Institutional Class shares only and after-tax returns for the C Class shares will vary.

Performance Availability Website Address [Text]	http://www.q3allseasonfunds.com/funds/
Performance Availability Phone [Text]	1-855-784-2399
Q3 ALL-SEASON TACTICAL FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE SUMMARY
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Tactical Fund by showing changes in the Tactical Fund’s performance from year to year and by showing how the Tactical Fund’s average annual total returns for the one year, five year and since inception periods compare with those of a broad-based securities market index and a secondary index. How the Tactical Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Tactical Fund will perform in the future. The following bar chart shows the performance of the Tactical Fund’s Institutional Class Shares. The returns for the Tactical Fund’s C Class Shares will be lower than the Institutional Class Shares’ returns shown in the bar chart because the expenses of the Fund’s C Class Shares are higher. Updated performance information, current through the most recent month end, is available by calling 1-855-784-2399 or by visiting www.q3allseasonfunds.com.

Performance Past Does Not Indicate Future [Text]	How the Tactical Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Tactical Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Tactical Fund by showing changes in the Tactical Fund’s performance from year to year and by showing how the Tactical Fund’s average annual total returns for the one year, five year and since inception periods compare with those of a broad-based securities market index and a secondary index.
Bar Chart [Heading]	Institutional Class Shares – Annual Total Return Year/Period Ended December 31 Calendar Year Returns*
Bar Chart [Table]

Bar Chart Footnotes [Text Block]
*	The Tactical Fund’s year-to-date return through December 31, 2024 was 16.11%.

Bar Chart Closing [Text Block]	Quarterly Returns During This Time Period
Highest	13.27%	(quarter ended December 31, 2020)
Lowest	(15.95%)	(quarter ended March 31, 2022)

Year to Date Return, Label [Optional Text]	The Tactical Fund’s year-to-date
Bar Chart, Year to Date Return	16.11%
Bar Chart, Year to Date Return, Date	Dec. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	13.27%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(15.95%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).
Performance [Table]
Average Annual Total Returns for Periods Ended December 31, 2024	One Year	Five Year	Since Inception (December 30, 2019)
Institutional Class
Return Before Taxes	16.11%	5.71%	5.71%
Return After Taxes on Distributions	16.11%	4.49%	4.49%
Return After Taxes on Distributions and Sale of Fund Shares	9.53%	3.96%	3.95%
C Class
Return Before Taxes	14.50%	-	0.32%
Bloomberg U.S. Aggregate Bond Index*	1.25%	(0.33%)	(0.34)%
Dow Jones Moderate Portfolio Index* (reflects no deduction for fees, expenses or taxes)	8.55%	5.02%	5.04%

*	Prior to June 13, 2024, the Dow Jones Moderate Portfolio Index was used as the Fund’s primary benchmark. In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, effective June 13, 2024, the Bloomberg U.S. Aggregate Bond Index has replaced the Down Jones Moderate Portfolio Index as the Fund’s primary index. A Fund’s secondary and/or tertiary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that the Fund’s investment adviser believes is representative of the Fund’s investment universe. The Dow Jones Moderate Portfolio Index is now the Fund’s secondary index.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for the Institutional Class shares only and after-tax returns for the C Class shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”). After-tax returns are shown for the Institutional Class shares only and after-tax returns for the C Class shares will vary.

Performance Availability Website Address [Text]	www.q3allseasonfunds.com
Performance Availability Phone [Text]	1-855-784-2399
Q3 All-Season Active Rotation ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE SUMMARY
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with those of a broad-based securities market index and a secondary index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, will be available by calling 1-888-348-1255 or by visiting www.q3allseasonfunds.com.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with those of a broad-based securities market index and a secondary index.
Bar Chart [Heading]	Annual Total Return Year/Period Ended December 31 Calendar Year Returns*
Bar Chart [Table]

Bar Chart Footnotes [Text Block]
*	This Fund’s year-to-date return through December 31, 2024 was 1.69%.

Bar Chart Closing [Text Block]	Quarterly Returns During This Time Period
Highest	10.16%	(quarter ended June 30, 2023)
Lowest	(5.86%)	(quarter ended June 30, 2024)

Year to Date Return, Label [Optional Text]	This Fund’s year-to-date
Bar Chart, Year to Date Return	1.69%
Bar Chart, Year to Date Return, Date	Dec. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	10.16%
Highest Quarterly Return, Date	Jun. 30, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(5.86%)
Lowest Quarterly Return, Date	Jun. 30, 2024
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).
Performance [Table]
Average Annual Total Returns for Periods Ended December 31, 2024	One Year	Since Inception (December 6, 2022)
Return Before Taxes	1.69%	8.77%
Return After Taxes on Distributions	(1.27%)	5.96%
Return After Taxes on Distributions and Sale of Fund Shares	2.09%	5.90%
MSCI World Index (reflects no deduction for fees, expenses or taxes)	18.67%	19.17%
Dow Jones Moderately Aggressive Portfolio Index (reflects no deduction for fees, expenses or taxes)	11.24%	11.99%

*	Prior to June 13, 2024, the Dow Jones Moderately Aggressive Portfolio Index was used as the Fund’s primary benchmark. In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, effective June 13, 2024, the MSCI World Index has replaced the Down Jones Moderately Aggressive Portfolio Index as the Fund’s primary index. A Fund’s secondary and/or tertiary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that the Fund’s investment adviser believes is representative of the Fund’s investment universe. The Dow Jones Moderately Aggressive Portfolio Index is now the Fund’s secondary index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).

Performance Availability Website Address [Text]	www.q3allseasonfunds.com
Performance Availability Phone [Text]	1-888-348-1255